Events after the reporting period (Details) - Strategic partnership agreement € in Millions, $ in Millions	Aug. 01, 2024 EUR (€)	Jul. 22, 2024 USD ($)	Jul. 25, 2019 USD ($)
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount to be released under contract			$ 24.6
Major partnership agreement | Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount to be released under contract		$ 41.3
Partnership, period		5 years
Major partnership agreement | LimmaTech Biologics AG | Shigella vaccine
Disclosure of non-adjusting events after reporting period [line items]
Partnership, upfront payment | €	€ 10